Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.68%
Communication services: 1.27%
Entertainment: 0.53%
Lionsgate Studios Corp.†	201,162	$2,671,431
Media: 0.74%
Sirius XM Holdings, Inc.	127,761	3,784,281
Consumer discretionary: 9.07%
Automobile components: 0.85%
Patrick Industries, Inc.	52,715	4,351,623
Broadline retail: 0.88%
Ollie’s Bargain Outlet Holdings, Inc.†	60,936	4,476,968
Hotels, restaurants & leisure: 0.95%
Life Time Group Holdings, Inc.†	107,206	4,834,991
Household durables: 1.03%
Champion Homes, Inc.†	65,576	5,220,505
Leisure products: 0.81%
YETI Holdings, Inc.†	84,022	4,112,037
Specialty retail: 3.66%
Boot Barn Holdings, Inc.†	32,247	4,804,481
Burlington Stores, Inc.†	16,373	6,033,123
Signet Jewelers Ltd.	38,116	3,540,976
Valvoline, Inc.†	110,950	4,261,589
		18,640,169
Textiles, apparel & luxury goods: 0.89%
On Holding AG Class A†	125,778	4,558,195
Consumer staples: 1.81%
Beverages: 0.63%
Celsius Holdings, Inc.†	109,342	3,193,880
Consumer staples distribution & retail: 1.18%
Performance Food Group Co.†	52,469	6,001,929
Energy: 4.06%
Energy equipment & services: 2.91%
Flowco Holdings, Inc. Class A	181,081	3,703,106
Solaris Energy Infrastructure, Inc. Class A	53,343	2,742,364
TechnipFMC PLC	117,105	8,391,744
		14,837,214
Oil, gas & consumable fuels: 1.15%
BKV Corp.†	108,080	2,643,637
Matador Resources Co.	63,857	3,185,826
		5,829,463
See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Financials: 11.08%
Banks: 2.01%
Glacier Bancorp, Inc.	97,878	$4,824,407
Triumph Financial, Inc.†	71,050	5,394,826
		10,219,233
Capital markets: 2.96%
Evercore, Inc. Class A	14,850	4,760,316
Stifel Financial Corp.	82,322	6,825,317
Virtu Financial, Inc. Class A	59,172	3,475,172
		15,060,805
Consumer finance: 2.09%
Dave, Inc.†	12,882	4,800,993
FirstCash Holdings, Inc.	28,649	5,844,682
		10,645,675
Financial services: 1.92%
Chime Financial, Inc. Class A†	204,663	4,705,202
Essent Group Ltd.	77,325	5,100,357
		9,805,559
Insurance: 2.10%
Palomar Holdings, Inc.†	28,343	3,792,010
Ryan Specialty Holdings, Inc. Class A	66,367	2,930,767
Skyward Specialty Insurance Group, Inc.†	66,458	3,984,157
		10,706,934
Health care: 23.38%
Biotechnology: 9.87%
Alkermes PLC†	96,891	4,746,690
Arcutis Biotherapeutics, Inc.†	126,817	3,406,305
BioMarin Pharmaceutical, Inc.†	70,794	4,249,056
Cogent Biosciences, Inc.†	98,600	3,838,498
Cytokinetics, Inc.†	37,674	2,905,796
Kiniksa Pharmaceuticals International PLC Class A†	58,610	4,357,067
Kymera Therapeutics, Inc.†	19,892	2,056,833
Mirum Pharmaceuticals, Inc.†	38,678	4,097,934
NewAmsterdam Pharma Co. NV†	78,861	2,191,547
Praxis Precision Medicines, Inc.†	11,239	3,459,701
Scholar Rock Holding Corp.†	61,056	2,887,644
Twist Bioscience Corp.†	46,491	4,256,251
Vericel Corp.†	81,030	3,724,139
Xenon Pharmaceuticals, Inc.†	64,869	4,065,340
		50,242,801
Health care equipment & supplies: 2.71%
Ceribell, Inc.†	145,220	2,568,942
iRhythm Holdings, Inc.†	32,748	3,837,083
Procept Biorobotics Corp.†	109,521	2,039,281
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
SI-BONE, Inc.†	175,423	$3,115,513
TransMedics Group, Inc.†	29,497	2,256,815
		13,817,634
Health care providers & services: 2.82%
BrightSpring Health Services, Inc.†	82,786	4,943,152
HealthEquity, Inc.†	56,312	5,665,550
Privia Health Group, Inc.†	157,722	3,733,280
		14,341,982
Health care technology: 0.76%
Waystar Holding Corp.†	184,275	3,890,045
Life sciences tools & services: 3.39%
Adaptive Biotechnologies Corp.†	148,031	3,341,060
BioLife Solutions, Inc.†	142,235	4,449,111
Repligen Corp.†	39,002	5,499,672
Stevanato Group SpA	200,374	3,977,424
		17,267,267
Pharmaceuticals: 3.83%
Axsome Therapeutics, Inc.†	16,348	3,563,700
Definium Therapeutics, Inc.†	57,703	2,511,235
Edgewise Therapeutics, Inc.†	86,463	3,322,773
Kardigan, Inc.†	98,971	2,060,576
Ocular Therapeutix, Inc.†	329,464	2,691,721
Structure Therapeutics, Inc. ADR†	42,632	2,048,041
Trevi Therapeutics, Inc.†	179,359	3,273,302
		19,471,348
Industrials: 20.27%
Aerospace & defense: 3.88%
Astronics Corp.†	53,481	3,716,395
FTAI Aviation Ltd.	17,984	3,704,704
Kratos Defense & Security Solutions, Inc.†	76,223	3,551,992
Mercury Systems, Inc.†	56,559	5,491,879
StandardAero, Inc.†	111,337	3,263,287
		19,728,257
Building products: 3.40%
AAON, Inc.	45,011	4,008,680
CSW Industrials, Inc.	13,985	4,460,236
Modine Manufacturing Co.†	22,806	4,585,374
Zurn Elkay Water Solutions Corp. Class C	84,392	4,262,640
		17,316,930
Commercial services & supplies: 0.49%
RB Global, Inc.	22,808	2,502,950
See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Construction & engineering: 2.57%
Construction Partners, Inc. Class A†	41,176	$4,255,540
Legence Corp. Class A†	69,368	4,434,696
MYR Group, Inc.†	13,111	4,368,847
		13,059,083
Electrical equipment: 1.31%
Generac Holdings, Inc.†	15,094	2,975,178
Regal Rexnord Corp.	18,020	3,698,245
		6,673,423
Ground transportation: 0.83%
Knight-Swift Transportation Holdings, Inc.	61,007	4,241,817
Machinery: 5.16%
CECO Environmental Corp.†	54,603	3,597,792
ESCO Technologies, Inc.	22,423	7,069,747
Flowserve Corp.	50,833	3,862,800
JBT Marel Corp.	34,068	4,717,396
SPX Technologies, Inc.†	32,079	7,045,190
		26,292,925
Marine transportation: 1.17%
Kirby Corp.†	45,447	5,959,919
Trading companies & distributors: 1.46%
Boise Cascade Co.	49,283	3,764,236
Herc Holdings, Inc.	24,408	3,664,617
		7,428,853
Information technology: 23.50%
Communications equipment: 1.86%
Extreme Networks, Inc.†	155,124	4,675,437
Viavi Solutions, Inc.†	129,941	4,801,320
		9,476,757
Electronic equipment, instruments & components: 4.64%
Advanced Energy Industries, Inc.	18,378	5,320,799
Evolv Technologies Holdings, Inc.†	633,915	3,505,550
Itron, Inc.†	42,146	4,200,271
Littelfuse, Inc.	9,756	4,313,420
Mirion Technologies, Inc. Class A†	208,085	3,117,113
Sanmina Corp.†	17,079	3,169,179
		23,626,332
IT services: 1.39%
DigitalOcean Holdings, Inc.†	42,655	5,011,963
Quantinuum, Inc. Class A†	40,603	2,087,400
		7,099,363
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.74%
Allegro MicroSystems, Inc.†	82,840	$3,437,860
FormFactor, Inc.†	29,432	3,125,678
MACOM Technology Solutions Holdings, Inc.†	19,072	4,795,463
Semtech Corp.†	28,301	3,334,424
Synaptics, Inc.†	40,496	4,346,031
		19,039,456
Software: 10.93%
Agilysys, Inc.†	54,194	5,699,041
AvePoint, Inc.†	280,097	3,649,664
Braze, Inc. Class A†	117,641	2,931,614
Descartes Systems Group, Inc.†	50,228	3,775,136
JFrog Ltd.†	98,169	7,832,904
Nutanix, Inc. Class A†	75,170	4,435,782
Procore Technologies, Inc.†	71,741	3,929,255
PTC, Inc.†	27,321	3,748,441
Q2 Holdings, Inc.†	94,950	5,779,606
SentinelOne, Inc. Class A†	151,692	2,891,249
Terawulf, Inc.†	123,062	2,173,275
Varonis Systems, Inc. Class B†	103,889	4,150,366
Zeta Global Holdings Corp. Class A†	214,736	4,638,298
		55,634,631
Technology hardware, storage & peripherals: 0.94%
Everpure, Inc. Class A†	62,051	4,788,476
Materials: 3.24%
Chemicals: 2.37%
Element Solutions, Inc.	200,856	7,377,441
Sensient Technologies Corp.	37,764	4,670,274
		12,047,715
Metals & mining: 0.87%
Steel Dynamics, Inc.	17,717	4,451,573
Total common stocks (Cost $348,971,133)		497,350,429

		Yield
Short-term investments: 2.18%
Investment companies: 2.18%
Allspring Government Money Market Fund Select Class♠∞		3.59%	11,083,157	11,083,157
Total short-term investments (Cost $11,083,157)				11,083,157
Total investments in securities (Cost $360,054,290)	99.86%			508,433,586
Other assets and liabilities, net	0.14			713,270
Total net assets	100.00%			$509,146,856

See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 5

Portfolio of investments—July 31, 2026 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,725,345	$59,055,140	$(49,697,328)	$0	$0	$11,083,157	11,083,157	$102,582
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,455,712	$0	$0	$6,455,712
Consumer discretionary	46,194,488	0	0	46,194,488
Consumer staples	9,195,809	0	0	9,195,809
Energy	20,666,677	0	0	20,666,677
Financials	56,438,206	0	0	56,438,206
Health care	119,031,077	0	0	119,031,077
Industrials	103,204,157	0	0	103,204,157
Information technology	119,665,015	0	0	119,665,015
Materials	16,499,288	0	0	16,499,288
Short-term investments
Investment companies	11,083,157	0	0	11,083,157
Total assets	$508,433,586	$0	$0	$508,433,586
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Small Company Growth Fund | 7